Document And Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Sep. 30, 2011	Oct. 31, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	EMERSON ELECTRIC CO
Entity Central Index Key	0000032604
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		735,749,636
Entity Public Float			$ 43.8